FINANCIAL INSTRUMENTS - Summary of interest rate swaps (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Feb. 29, 2016
Debt Instrument [Line Items]
Derivative, notional amount	$ 561,318
Interest rate swap 1
Debt Instrument [Line Items]
Derivative, notional amount	$ 11,318
Derivative, fixed interest rate (as a percent)	1.907%
Interest rate swap 2
Debt Instrument [Line Items]
Derivative, notional amount	$ 150,000	$ 150,000
Derivative, fixed interest rate (as a percent)	2.197%
Interest rate swap 3
Debt Instrument [Line Items]
Derivative, notional amount	$ 100,000
Derivative, fixed interest rate (as a percent)	0.975%
Interest rate swap 4
Debt Instrument [Line Items]
Derivative, notional amount	$ 50,000
Derivative, fixed interest rate (as a percent)	0.60%
Interest rate swap 5
Debt Instrument [Line Items]
Derivative, notional amount	$ 100,000
Derivative, fixed interest rate (as a percent)	0.90%
Interest rate swap 6
Debt Instrument [Line Items]
Derivative, notional amount	$ 100,000
Derivative, fixed interest rate (as a percent)	0.597%
Interest rate swap 7
Debt Instrument [Line Items]
Derivative, notional amount	$ 50,000
Derivative, fixed interest rate (as a percent)	0.50%